Business Combinations - Summary of the Estimated Fair Values of Assets Acquired and Liabilities Assumed as of the Acquisition Date (Details) - USD ($)	Feb. 28, 2022	May 17, 2021	Feb. 28, 2021
Disclosure Of Business Combinations [Line Items]
Other current assets	$ 5,381,546		$ 3,410,526
Invoice Bazaar
Disclosure Of Business Combinations [Line Items]
Intangible assets in connection with acquisition		$ 2,594,968
Loan receivables		159,456
Cash and cash equivalents		172,623
Other current assets		31,667
Non-controlling interests		(31,979)
Other payables		(399,612)
Total identifiable net assets acquired		$ 2,527,123